Discontinued Operations And Other Dispositions (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations And Other Dispositions [Abstract]
Summary Of Discontinued Operations Presented In Consolidated Statements Of Income And Comprehensive Income

	Years Ended
	December 31,
	2011		2010	2009
Operating revenues	$42,726		$42,634	$37,247
Total operating expenses	29,963		30,905	28,068
Operating income	12,763		11,729	9,179
Estimated loss on disposition	1,254		-	-
Other expenses, net	2,289		2,026	2,008
Income from discontinued operations before income taxes	9,220		9,703	7,171
Provision for income taxes	10,913		3,925	2,968
(Loss) income from discontinued operations	$(1,693	) $	5,778	$4,203

Schedule Of Disposal Groups Including Discontinued Operations

	December 31,
	2011	2010
Property, plant and equipment, at cost	$169,527	$165,935
Less: accumulated depreciation	56,711	55,492
Net property, plant and equipment	112,816	110,443
Current assets	10,423	8,858
Regulatory assets	34,396	29,399
Goodwill	12,316	12,316
Other assets	2,287	2,483
Assets of discontinued operations held for sale	172,238	163,499

Long-term debt, excluding current portion	40,326	40,606
Current liabilities	7,088	4,039
Deferred income taxes and investment tax credits	23,570	22,407
Contributions in aid of construction	9,967	9,656
Other liabilities	33,928	26,891
Liabilities of discontinued operations held for sale	114,879	103,599

Net assets	$57,359	$59,900